May 4, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Meeder Funds (the "Funds")

Commission File Nos. 002-85378 and 811-03462

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies that: (i) the form of Prospectus and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 of the 1933 Act does not differ from that contained in Post-Effective Amendment No. 110 to Registrant's Registration Statement on Form N-1A (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 28, 2023.

If you have any questions or require further information, do not hesitate to contact the undersigned at (614) 923-1143

Sincerely,

/s/Bruce McKibben
Bruce McKibben Treasurer